LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
LEASES

4. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component

Operating leases

The Company leases corporate office facilities under an operating lease which expires October 31, 2025. The incremental borrowing rate for this lease was 10%.

Finance leases

The Company leases medical equipment under various financing leases with stated interest rates ranging from 5.2% — 13.4% per annum which expire at various dates through 2026.

The condensed consolidated balance sheets include the following amounts for right of use (“ROU”) assets as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
	2022	2021
Operating	$725	$956
Finance	469	743
Total	$1,194	$1,699

Finance lease assets are reported net of accumulated amortization of $2.3 million and $2.0 million as of September 30, 2022 and December 31, 2021, respectively.

The following are the components of lease cost for operating and finance leases (in thousands):

	Nine Months Ended September 30,
	2022	2021
Lease cost:
Operating leases:
Amortization of ROU assets	$231	$227
Interest on lease liabilities	68	—
Total operating lease cost	299	227
Finance leases:
Amortization of ROU assets	353	372
Interest on lease liabilities	64	69
Total finance lease cost	417	441
Total lease cost	$716	$668

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	September 30, 2022	September 30, 2021
Weighted average remaining lease term (years):
Operating leases	3.0	—
Finance leases	2.6	3.1
Weighted average discount rate (%):
Operating leases	10.0	—
Finance leases	7.8	8.1

The Company acquired ROU assets in exchange for lease liabilities of $79 thousand upon commencement of finance leases during the nine months ended September 30, 2022.

Future minimum lease payments and related lease liabilities as of September 30, 2022 were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2022	$84	$165	$249
2023	303	360	663
2024	328	268	596
2025	279	152	431
2026	—	23	23
Total lease payments	994	968	1,962
Less: imputed interest	(145)	(93)	(238)
Present value of lease liabilities	849	875	1,724
Less: current portion of lease liabilities	231	391	622
Noncurrent lease liabilities	$618	$484	$1,102

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.

6. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

The Company leased corporate office facilities under two operating sub-leases which expired June 30, 2021. The Company continued the lease under a month-to-month lease arrangement through November 2021.  During November 2021, the Company entered into a new lease for corporate office facilities commencing December 1, 2021 which expires on October 31, 2025. The incremental borrowing rate for this lease was 10%.

Finance leases

The Company leases medical equipment under financing leases with stated interest rates ranging from 6.5% — 13.4% per annum which expire at various dates through 2026.

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2021 and 2020 (stated in thousands):

	December 31,
	2021	2020
Operating	$956	$124
Finance	743	608
Total	$1,699	$732

Finance lease assets are reported net of accumulated amortization of $2.0 million and $1.3 million as of December 31, 2021 and 2020, respectively.

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2021	2020
Lease cost:
Operating leases:
Amortization of ROU assets	$124	$212
Interest on lease liabilities	—	15
Total operating lease cost	124	227
Finance leases:
Amortization of ROU assets	381	371
Interest on lease liabilities	67	64
Total finance lease cost	448	435
Total lease cost	$572	$662

As stated above, the operating lease terminated June 2021. The Company incurred rent expense of $210 thousand from July through December 2021 related to the month-to-month agreement.

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years):
Operating leases	3.8	0.5
Finance leases	2.9	3.3
Weighted average discount rate:
Operating leases	10.0	6.9
Finance leases	8.0	7.9

The Company obtained ROU assets in exchange for lease liabilities of $1.4 million and $513 thousand upon commencement of finance leases during the year ended December 31, 2021 and 2020, respectively.

Future minimum lease payments and related lease liabilities as of December 31, 2021 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2022	$295	$623	$918
2023	303	306	609
2024	328	239	567
2025	278	148	426
2026	—	23	23
Thereafter	—	—	—
Total lease payments	1,204	1,339	2,543
Less: imputed interest	(212)	(147)	(359)
Present value of lease liabilities	992	1,192	2,184
Less: current portion of lease liabilities	153	549	702
Noncurrent lease liabilities	$839	$643	$1,482

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.